FEDERATED CAPITAL APPRECIATION FUND
A Portfolio of Federated Equity Funds
Class A Shares
Class B Shares
Class C Shares
Class K Shares

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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31,
2004

Under the heading "Investment Limitations" please add the following non-fundamental investment policy:

Investing in Securities of Other Investment Companies

The Fund is prohibited from investing in other registered investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.
                                                               December 19, 2005




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WORLD-CLASS INVESTMENT MANAGER
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

34089 (12/05)

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594



FEDERATED KAUFMANN FUND
A Portfolio of Federated Equity Funds
Class A Shares
Class B Shares
Class C Shares
Class K Shares

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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2004

Under the heading "Investment Limitations" please add the following as the third paragraph of the non-fundamental investment policy "Investing in Other Investment Companies:"


The Fund is prohibited from investing in other registered investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.
                                                               December 19, 2005




{Add Logo}
WORLD-CLASS INVESTMENT MANAGER
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

34088 (12/05)

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 314172677
Cusip 314172669
Cusip 314172651
Cusip 314172644